Long-term debt-Costamare Partners credit facility-Additional Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 08, 2015 USD ($)	Sep. 26, 2014 USD ($)
Revolving credit facility [Member]
Debt Instrument Carrying Amount	$ 52,463
Line of Credit Periodic Payment of Principal	$ 937
Number of outstanding installments	17
Term loan [Member]
Debt Instrument Carrying Amount	$ 124,379
Line of Credit Periodic Payment of Principal	$ 2,221
Number of outstanding installments	17
Costamare Partners credit facility [Member]
Maximum Borrowing Capacity			$ 180,000
Costamare Partners credit facility one [Member]
Maximum Borrowing Capacity		$ 176,842